JD Digits reorganization (Tables)	12 Months Ended
Dec. 31, 2019
JD Digits reorganization
Schedule of assets, liabilities, redeemable non-controlling interests, results of operations and cash flows of discontinued operations

For the year ended December 31, 2017 (*)
RMB
Net revenues	2,392,903
Operating expenses	(2,067,622)

Income from operations of discontinued operations	325,281
Other expenses	(316,245)

Income from discontinued operations before tax	9,036
Income tax expenses	(2,121)

Net income from discontinued operations, net of tax	6,915
Net loss from discontinued operations attributable to non-controlling interests shareholders	(5,030)
Net income from discontinued operations attributable to mezzanine equity classified as non-controlling interests shareholders	281,021

Net loss from discontinued operations attributable to ordinary shareholders	(269,076)

For the year ended December 31, 2017 (*)
RMB
Net cash used in discontinued operating activities	(2,485,741)
Net cash used in discontinued investing activities	(17,871,171)
Net cash provided by discontinued financing activities	14,054,620
(*)	Included financial results of discontinued operations from January 1, 2017 to June 30, 2017.